UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund:  BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Corporate

             High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Capital Markets — 1.7%
American Capital Ltd. (a)	1,522,327	$24,448,572
Uranium Participation Corp. (a)	176,860	579,935

		25,028,507
Chemicals — 0.1%
Advanced Emissions Solutions, Inc. (a)	168,580	1,272,779
Consumer Finance — 1.4%
Ally Financial, Inc. (a)	1,126,277	20,205,409
Diversified Financial Services — 0.0%
Concrete Investments II S.C.A.	4,997	—
Kcad Holdings I Ltd. (a)	2,223,465,984	22,235

		22,235
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)	192,400	298,219
Energy Equipment & Services — 0.1%
Laricina Energy Ltd. (a)(b)	211,764	2
Osum Oil Sands Corp. (a)(b)	400,000	921,737

		921,739
Hotels, Restaurants & Leisure — 0.4%
Amaya, Inc. (a)	377,280	5,607,341
Media — 0.0%
Emmis Communications Corp., Class A (a)	28,840	15,144
Metals & Mining — 0.1%
Peninsula Energy Ltd. (a)	2,051,920	962,251
Oil, Gas & Consumable Fuels — 0.5%
Denbury Resources, Inc. (a)	138,760	531,451
Gener8 Maritime Corp.	965,338	6,979,393

		7,510,844
Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties LLC (a)	3,465	79,695
Ovation Acquisition I LLC, (Acquired 12/29/15, cost $187,463) (c)	12,175	12,175

		91,870
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)	1,025	17,968
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)	59,550	2,546,358
Total Common Stocks — 4.5%		64,500,664

Asset-Backed Securities (d)(e) — 2.4%		Par (000)	Value

ALM Loan Funding, Series 2013-7RA:
Class C, 4.09%, 4/24/24	USD	2,340	$2,232,002
Class D, 5.64%, 4/24/24		2,360	2,217,127
ALM VII R-2, Ltd., Series 2013-7R2A, Class C, 4.09%, 4/24/24		500	476,920
ALM XII Ltd., Series 2015-12A:
Class C1, 4.38%, 4/16/27		1,500	1,357,650
Class D, 6.13%, 4/16/27		250	210,980
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26		500	461,822
AMMC CLO 18, Ltd., Series 2016-18A, Class D, 5.67%, 5/26/28		500	477,500
AMMC CLO IX, Ltd., Series 2011-9A:
Class DR, 6.28%, 1/15/22		1,000	1,000,000
Class ER, 8.28%, 1/15/22		1,000	971,030
AMMC CLO Ltd., Series 2014-15A, Class C1, 4.10%, 12/09/26		1,000	992,500
Apidos CLO XVIII, Series 2014-18A, Class C, 4.29%, 7/22/26		550	497,631
Atlas Senior Loan Fund V Ltd., Series 2014-1A:
Class C, 3.63%, 7/16/26		250	245,242
Class D, 4.08%, 7/16/26		250	220,032
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23		850	843,171
Benefit Street Partners CLO, Ltd., Series 2014-IVA, Class C, 4.13%, 7/20/26		500	451,567
BlueMountain CLO Ltd.:
Series 2014-1A, Class C, 3.39%, 4/30/26		1,000	976,233
Series 2015-1A, Class D, 6.08%, 4/13/27		750	637,910
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class C, 4.78%, 10/16/25		1,000	936,806
Cedar Funding, Ltd., Series 2014-3A, Class D, 4.19%, 5/20/26		535	488,054
CIFC Funding Ltd.:
Series 2011-1A, Class D, 5.63%, 1/19/23		750	744,885
Series 2014-2A, Class A3L, 3.51%, 5/24/26		500	489,166

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd. (continued):
Series 2014-3A, Class C1, 3.44%, 7/22/26	USD	500	$484,991
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.38%, 11/09/25		1,000	887,709
HPS Loan Management 9-2016, Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (f)		800	720,960
LCM X LP, Series 10AR, Class ER, 5.82%, 4/15/22		1,000	916,328
LCM XIII LP, Series 13A, Class D, 4.43%, 1/19/23		500	454,932
Madison Park Funding Ltd.:
Series 2012-8AR, Class CR, 3.10%, 4/22/22		500	499,829
Series 2012-8AR, Class DR, 4.15%, 4/22/22		250	244,497
Series 2014-14A, Class D, 4.23%, 7/20/26		500	451,770
Mill Creek II CLO, Ltd., Series 2016-1A, Class E, 8.37%, 4/20/28		500	482,500
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.19%, 8/04/25		500	453,083
Neuberger Berman CLO XVIII Ltd., Series 2014-18A:
Class B, 3.78%, 11/14/25		500	494,244
Class C, 4.38%, 11/14/25		1,500	1,331,552
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.57%, 4/15/27		500	494,841
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23		1,200	1,086,528
Octagon Investment Partners XXII Ltd., Series 2014-1A:
Class C1, 3.89%, 11/25/25		1,000	994,148
Class D1, 4.54%, 11/25/25		1,000	894,974
OneMain Financial Issuance Trust, Series 2015-2A:
Class C, 4.32%, 7/18/25		200	190,565
Class D, 5.64%, 7/18/25		200	190,927
OZLM IX Ltd., Series 2014-9A, Class C, 4.23%, 1/20/27		1,000	887,148
OZLM XII Ltd., Series 2015-12A, Class D, 6.04%, 4/30/27		250	201,345
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.24%, 1/23/27		1,250	1,097,995

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO Ltd., Series 2016-17A, Class D, 5.52%, 4/15/28	USD	250	$246,735
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.21%, 6/10/25		1,000	906,380
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.93%, 1/15/27		700	696,052
Voya CLO Ltd., Series 2014-4A, Class C, 4.63%, 10/14/26		1,750	1,582,836
Total Asset-Backed Securities — 2.4%			33,821,097

Corporate Bonds
Aerospace & Defense — 1.8%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)		2,663	2,210,290
Bombardier, Inc. (e):
7.50%, 3/15/18		337	343,740
5.50%, 9/15/18		880	862,400
6.00%, 10/15/22		872	745,560
7.50%, 3/15/25		3,027	2,663,760
KLX, Inc., 5.88%, 12/01/22 (e)		1,700	1,674,500
Meccanica Holdings USA, Inc. (e):
6.25%, 7/15/19		100	109,250
6.25%, 1/15/40		100	96,750
TransDigm, Inc.:
5.50%, 10/15/20		1,563	1,600,121
6.00%, 7/15/22		7,850	7,987,375
6.50%, 7/15/24		4,160	4,243,200
6.38%, 6/15/26 (e)(f)		2,912	2,915,640

			25,452,586
Air Freight & Logistics — 0.7%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (e)		1,321	1,291,278
National Air Cargo Group, Inc.:
11.88%, 5/02/18		616	616,190
11.88%, 5/08/18		635	634,797
XPO Logistics, Inc.:
7.88%, 9/01/19 (e)		2,958	3,076,320
5.75%, 6/15/21	EUR	150	161,175
6.50%, 6/15/22 (e)	USD	4,105	3,940,800

			9,720,560

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Airlines — 2.0%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (e)	USD	6,336	$6,430,958
Continental Airlines Pass-Through Trust, Series 1997-4, Class B, 6.90%, 7/02/18		106	108,229
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		742	771,917
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 5/10/25 (e)		1,895	1,876,050
US Airways Pass-Through Trust:
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,877,300
Series 2013-1, Class B, 5.38%, 5/15/23		4,764	4,900,278
Virgin Australia Trust, Series 2013-1 (e):
Class C, 7.13%, 10/23/18		5,081	5,080,601
Class D, 8.50%, 10/23/16		3,403	3,438,611

			28,483,944
Auto Components — 2.0%
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	725	797,596
Dakar Finance SA, (9.75% Cash PIK), 9.00%, 11/15/20 (g)		325	359,803
Dana Holding Corp., 6.75%, 2/15/21	USD	200	207,000
Faurecia, 3.63%, 6/15/23	EUR	300	341,723
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		400	482,490
4.75%, 7/15/22		1,107	1,347,681
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	116,828
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		250	286,337
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		100	115,885
Goodyear Tire & Rubber Co.:
6.50%, 3/01/21	USD	1,110	1,164,112
5.00%, 5/31/26		471	476,299
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		7,711	7,450,754
5.88%, 2/01/22		1,836	1,689,120
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	753	1,128,779
Schaeffler Finance BV, 4.75%, 5/15/23 (e)	USD	1,440	1,475,100

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Schaeffler Holding Finance BV (g):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	360	$428,913
(6.25% Cash), 6.25%, 11/15/19 (e)	USD	2,130	2,225,850
(6.75% Cash), 6.75%, 11/15/22 (e)		3,951	4,356,291
(6.88% Cash or 7.63% PIK), 6.88%, 8/15/18 (e)		1,000	1,025,000
(6.88% Cash), 6.88%, 8/15/18	EUR	510	551,653
UCI International, Inc., 8.63%, 2/15/19 (a)(h)	USD	7,080	1,964,700
ZF North America Capital, Inc., 4.50%, 4/29/22 (e)		321	322,766

			28,314,680
Banks — 1.5%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	535	566,993
Banco de Sabadell SA, 5.63%, 5/06/26		300	338,775
Banco Espirito Santo SA (a)(h):
4.75%, 1/15/18		1,900	465,088
4.00%, 1/21/19		1,100	269,261
Bankia SA, 4.00%, 5/22/24 (d)		1,000	1,084,651
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,460,400
6.63%, 4/01/18 (e)		1,400	1,476,566
5.50%, 2/15/19 (e)		6,919	7,230,355
5.00%, 8/01/23		560	571,200
6.00%, 4/01/36		2,800	2,604,000
Commerzbank AG, 7.75%, 3/16/21	EUR	400	538,784
HSH Nordbank AG, 0.54%, 2/14/17 (d)		810	835,979
Ibercaja Banco SA, 5.00%, 7/28/25 (d)		600	631,874

			21,073,926
Beverages — 0.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 5/15/23		275	310,951
Horizon Holdings I SASU, 7.25%, 8/01/23		286	340,430

			651,381
Biotechnology — 0.1%
Rapid Holding GmbH, 6.63%, 11/15/20		700	821,692

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Building Products — 2.0%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21	USD	1,315	$1,364,312
5.75%, 12/15/23		982	1,021,280
Builders FirstSource, Inc., 7.63%, 6/01/21 (e)		1,087	1,141,350
Building Materials Corp. of America, 6.00%, 10/15/25 (e)		4,118	4,375,375
Buzzi Unicem SpA, 2.13%, 4/28/23	EUR	175	194,798
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)	USD	4,330	4,091,850
HeidelbergCement AG, 2.25%, 3/30/23	EUR	425	482,925
Masonite International Corp., 5.63%, 3/15/23 (e)	USD	2,950	3,082,750
Ply Gem Industries, Inc., 6.50%, 2/01/22		4,730	4,706,350
Standard Industries, Inc. (e):
5.13%, 2/15/21		949	984,588
5.50%, 2/15/23		1,576	1,623,280
USG Corp.:
9.75%, 1/15/18		3,935	4,398,425
5.50%, 3/01/25 (e)		1,234	1,311,125

			28,778,408
Capital Markets — 2.0%
American Capital Ltd., 6.50%, 9/15/18 (e)		3,840	3,916,800
Blackstone CQP Holdco LP, 9.30%, 3/19/19		19,829	19,779,678
E*Trade Financial Corp.:
5.38%, 11/15/22		1,232	1,287,440
4.63%, 9/15/23		2,784	2,790,960
Series A, 0.00%, 8/31/19 (i)(j)		373	998,032

			28,772,910
Chemicals — 1.5%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (e)		1,760	1,864,368
Chemours Co.:
6.63%, 5/15/23		666	597,735
7.00%, 5/15/25		1,826	1,601,174
Huntsman International LLC:
4.88%, 11/15/20		286	291,005
5.13%, 4/15/21	EUR	679	777,776
5.13%, 11/15/22	USD	1,254	1,263,405
Ineos Finance PLC, 4.00%, 5/01/23	EUR	548	595,873
Inovyn Finance PLC, 6.25%, 5/15/21		200	230,597

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	4,488	$3,590,400
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	311	346,726
NOVA Chemicals Corp. (e):
5.25%, 8/01/23	USD	349	349,873
5.00%, 5/01/25		415	409,813
Platform Specialty Products Corp. (e):
10.38%, 5/01/21		468	477,360
6.50%, 2/01/22		7,560	6,714,225
PQ Corp., 6.75%, 11/15/22 (e)		2,197	2,290,372
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	394	389,066
WR Grace & Co-Conn, 5.13%, 10/01/21 (e)	USD	232	240,554

			22,030,322
Commercial Services & Supplies — 1.7%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	400	569,201
ADS Waste Holdings, Inc., 8.25%, 10/01/20	USD	1,341	1,381,230
ADT Corp.:
3.50%, 7/15/22		2,189	2,008,408
4.13%, 6/15/23		1,065	990,450
4.88%, 7/15/42		270	215,325
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		415	384,913
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (g)	EUR	428	465,312
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)	USD	1,875	1,781,250
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	149,180
Mobile Mini, Inc.:
7.88%, 12/01/20	USD	2,040	2,121,600
5.88%, 7/01/24 (e)		2,683	2,750,075
Mustang Merger Corp., 8.50%, 8/15/21 (e)		2,688	2,808,960
Silk Bidco AS, 7.50%, 2/01/22	EUR	247	283,069
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	504	524,160
7.63%, 4/15/22		5,555	5,909,131
5.75%, 11/15/24		1,354	1,357,385
Verisure Holding AB, 6.00%, 11/01/22	EUR	775	924,821

			24,624,470

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Communications Equipment — 2.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	6,533	$6,924,980
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)		2,125	2,162,188
CommScope, Inc. (e):
4.38%, 6/15/20		2,278	2,346,340
5.50%, 6/15/24		2,169	2,185,267
Nokia OYJ, 6.63%, 5/15/39		3,596	3,820,750
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		4,856	4,989,540
6.38%, 5/15/25		6,837	7,110,480

			29,539,545
Construction & Engineering — 0.6%
AECOM Co.:
5.75%, 10/15/22		716	739,270
5.88%, 10/15/24		2,124	2,198,340
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (e)		2,187	1,848,015
Novafives SAS, 4.50%, 6/30/21	EUR	120	122,169
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (e)	USD	2,412	2,436,120
Swissport Investments SA, 6.75%, 12/15/21	EUR	827	950,067
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23	USD	862	801,660

			9,095,641
Construction Materials — 2.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (e)		1,839	1,593,034
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		566	599,960
HD Supply, Inc.:
7.50%, 7/15/20		10,167	10,726,185
5.25%, 12/15/21 (e)		10,967	11,542,767
5.75%, 4/15/24 (e)		3,888	4,043,520
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	500	576,492
Officine MaccaFerri SpA, 5.75%, 6/01/21		675	676,152
PulteGroup, Inc., 5.50%, 3/01/26	USD	1,571	1,601,446
Rexel SA, 3.50%, 6/15/23	EUR	972	1,103,126

			32,462,682
Consumer Finance — 2.0%
Alliance Data Systems Corp., 5.38%, 8/01/22 (e)	USD	503	487,910
Ally Financial, Inc.:
5.13%, 9/30/24		1,230	1,268,438
4.63%, 3/30/25		2,029	2,023,927
8.00%, 11/01/31		18,930	22,242,750

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Navient Corp.:
5.50%, 1/25/23	USD	165	$141,900
6.13%, 3/25/24		642	565,562
5.88%, 10/25/24		723	618,165
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19		915	924,150
7.25%, 12/15/21		180	180,900

			28,453,702
Containers & Packaging — 2.0%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (e)		1,670	1,750,160
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (e)		1,458	1,468,935
3.88%, 5/15/21 (d)(e)		1,118	1,120,795
6.00%, 6/30/21 (e)		1,752	1,725,720
4.25%, 1/15/22	EUR	591	669,906
6.75%, 5/15/24		650	734,071
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (e):
6.25%, 1/31/19	USD	3,493	3,536,662
4.63%, 5/15/23		1,738	1,729,310
7.25%, 5/15/24		4,008	4,088,160
Ball Corp.:
4.38%, 12/15/20		843	880,935
4.00%, 11/15/23		1,374	1,344,802
4.38%, 12/15/23	EUR	577	693,969
Beverage Packaging Holdings Luxembourg II SA (e):
5.63%, 12/15/16	USD	978	976,778
6.00%, 6/15/17		1,642	1,642,000
Crown European Holdings SA:
4.00%, 7/15/22	EUR	658	788,863
3.38%, 5/15/25		503	565,092
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (g)		300	355,692
Sappi Papier Holding GmbH, 4.00%, 4/01/23		150	170,235
Sealed Air Corp.:
4.88%, 12/01/22 (e)	USD	709	724,953
4.50%, 9/15/23	EUR	560	660,021
5.13%, 12/01/24 (e)	USD	1,976	2,030,340
SGD Group SAS, 5.63%, 5/15/19	EUR	205	234,936

			27,892,335
Diversified Consumer Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19	USD	326	322,740
8.75%, 12/01/20		627	570,570

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
Cognita Financing PLC, 7.75%, 8/15/21	GBP	225	$333,211
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)	USD	1,774	1,849,395
Service Corp. International, 5.38%, 5/15/24		1,690	1,749,150

			4,825,066
Diversified Financial Services — 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		3,053	3,159,855
4.50%, 5/15/21		780	802,425
5.00%, 10/01/21		4,340	4,546,150
4.63%, 7/01/22		691	708,275
Aircastle Ltd.:
7.63%, 4/15/20		128	145,200
5.13%, 3/15/21		1,572	1,658,460
5.50%, 2/15/22		1,590	1,677,450
5.00%, 4/01/23		1,004	1,026,590
Deutsche Bank AG, 4.50%, 5/19/26	EUR	600	663,023
DFC Finance Corp., 10.50%, 6/15/20 (e)	USD	2,045	1,283,237
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	681	1,015,266
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22		225	329,594
HRG Group, Inc., 7.88%, 7/15/19	USD	2,745	2,895,975
International Lease Finance Corp.:
5.88%, 4/01/19		160	171,000
8.25%, 12/15/20		150	176,438
4.63%, 4/15/21		687	709,328
5.88%, 8/15/22		4,010	4,375,912
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20		2,695	2,533,300
6.88%, 4/15/22		2,552	2,245,760
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	33,325
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/16	EUR	350	34,620
4.75%, 1/16/17		1,890	186,949
1.00%, 2/05/17		3,950	395,547
1.00%, 12/31/49	USD	1,535	118,963
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (g)	EUR	564	639,832
MSCI, Inc., 5.75%, 8/15/25 (e)	USD	807	849,367
Pershing Square Holdings, Ltd., 5.50%, 7/15/22 (e)		2,100	1,974,000
ProGroup AG, 5.13%, 5/01/22	EUR	206	243,554

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Reynolds Group Issuer, Inc.:
8.50%, 5/15/18	USD	1,700	$1,704,250
9.00%, 4/15/19		210	214,200
9.88%, 8/15/19		2,084	2,164,755
5.75%, 10/15/20		6,454	6,655,687
8.25%, 2/15/21		6,056	6,290,973
UniCredit SpA:
6.95%, 10/31/22	EUR	475	610,070
5.75%, 10/28/25 (d)		700	830,891
4.38%, 1/03/27 (d)(f)		375	416,868

			53,487,089
Diversified Telecommunication Services — 3.4%
CenturyLink, Inc., 6.45%, 6/15/21	USD	6,545	6,643,175
Consolidated Communications, Inc., 6.50%, 10/01/22		1,020	928,200
Frontier Communications Corp.:
8.50%, 4/15/20		2,275	2,408,656
6.25%, 9/15/21		3,005	2,802,162
7.13%, 1/15/23		1,330	1,187,025
7.63%, 4/15/24		1,897	1,674,102
6.88%, 1/15/25		4,331	3,605,557
Level 3 Financing, Inc.:
5.38%, 8/15/22		432	438,480
5.63%, 2/01/23		2,311	2,360,109
5.13%, 5/01/23		3,232	3,248,160
5.38%, 1/15/24		1,771	1,802,347
5.38%, 5/01/25		4,730	4,813,721
5.25%, 3/15/26 (e)		2,308	2,302,230
OTE PLC, 3.50%, 7/09/20	EUR	200	222,530
SoftBank Group Corp.:
4.75%, 7/30/25		110	131,106
5.25%, 7/30/27		100	116,828
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	745	739,413
6.00%, 9/30/34		2,890	2,738,275
7.20%, 7/18/36		690	705,180
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	380	568,126
Telecom Italia SpA:
6.38%, 6/24/19	GBP	900	1,432,855
3.25%, 1/16/23	EUR	300	352,152
5.88%, 5/19/23	GBP	1,900	3,021,547
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,362	1,637,119
6.75%, 8/15/24		1,982	2,464,569

			48,343,624
Electric Utilities — 0.0%
Viridian Group FundCo II Ltd., 7.50%, 3/01/20		454	537,346

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Electrical Equipment — 0.3%
Areva SA, 4.88%, 9/23/24	EUR	150	$122,727
Belden, Inc., 5.50%, 4/15/23		672	763,776
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (e)	USD	1,421	1,410,342
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	1,405	1,606,264
Trionista TopCo GmbH, 6.88%, 4/30/21		418	489,389

			4,392,498
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	4,354	4,375,770
5.50%, 12/01/24		5,917	6,079,717

			10,455,487
Energy Equipment & Services — 0.8%
Ensco PLC:
4.70%, 3/15/21		515	404,275
4.50%, 10/01/24		1,189	743,125
5.20%, 3/15/25		1,717	1,140,946
Gates Global LLC / Gates Global Co.:
5.75%, 7/15/22	EUR	110	103,105
6.00%, 7/15/22 (e)	USD	794	696,537
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		283	263,190
6.75%, 8/01/22		1,526	1,449,700
Noble Holding International Ltd.:
4.63%, 3/01/21		195	147,225
6.95%, 4/01/25		505	369,913
Transocean, Inc.:
3.75%, 10/15/17		1,339	1,302,177
6.00%, 3/15/18		3,455	3,351,350
7.38%, 4/15/18		175	170,406
6.50%, 11/15/20		1,019	787,178
5.05%, 10/15/22		642	404,460

			11,333,587
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	189	210,291
Food & Staples Retailing — 2.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (e)	USD	1,853	1,897,009
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	326	483,134
Brakes Capital, 7.13%, 12/15/18		830	1,247,330
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	257,117

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA (continued):
3.31%, 1/25/23	EUR	600	$704,893
3.25%, 3/07/24		600	691,868
2.33%, 2/07/25		200	216,038
Dollar Tree, Inc. (e):
5.25%, 3/01/20	USD	497	518,123
5.75%, 3/01/23		12,814	13,534,787
Family Dollar Stores, Inc., 5.00%, 2/01/21		1,434	1,523,625
R&R Ice Cream PLC:
4.75%, 5/15/20	EUR	745	846,597
(9.25% Cash or 10.00% PIK), 9.25%, 5/15/18 (g)		823	920,646
Rite Aid Corp.:
9.25%, 3/15/20	USD	2,080	2,194,400
6.75%, 6/15/21		1,091	1,148,277
6.13%, 4/01/23 (e)		9,022	9,540,765
Tesco PLC:
5.00%, 3/24/23	GBP	100	150,245
2.50%, 7/01/24	EUR	130	141,435
6.00%, 12/14/29		100	148,454

			36,164,743
Food Products — 1.4%
Acosta, Inc., 7.75%, 10/01/22 (e)	USD	3,347	3,229,855
Aramark Services, Inc.:
5.75%, 3/15/20		321	331,232
5.13%, 1/15/24 (e)		934	969,025
5.13%, 1/15/24		1,712	1,776,200
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	113,760
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (e)	USD	817	780,235
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (e)		445	467,250
Post Holdings, Inc. (e):
7.75%, 3/15/24		4,599	4,995,664
8.00%, 7/15/25		1,826	2,026,860
Smithfield Foods, Inc.:
5.88%, 8/01/21 (e)		891	928,867
6.63%, 8/15/22		1,516	1,591,800
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)		976	1,027,240
WhiteWave Foods Co., 5.38%, 10/01/22		1,255	1,341,281

			19,579,269
Health Care Equipment & Supplies — 1.0%
3AB Optique Development SAS, 5.63%, 4/15/19	EUR	100	109,040

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)	USD	3,373	$2,753,211
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)		6,387	5,732,332
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (e)		1,580	1,753,800
IDH Finance PLC, 6.00%, 12/01/18	GBP	414	596,703
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (e)	USD	667	715,544
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20		980	950,600
5.75%, 8/01/22		1,250	1,181,250
Teleflex, Inc., 4.88%, 6/01/26		684	685,710

			14,478,190
Health Care Providers & Services — 7.2%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		502	504,510
5.63%, 2/15/23		1,533	1,557,911
6.50%, 3/01/24 (e)		434	450,397
Alere, Inc., 6.38%, 7/01/23 (e)		2,013	2,099,317
Amsurg Corp., 5.63%, 7/15/22		5,476	5,558,140
Centene Corp., 4.75%, 5/15/22		2,427	2,493,742
Centene Escrow Corp. (e):
5.63%, 2/15/21		2,516	2,616,640
6.13%, 2/15/24		1,484	1,562,845
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		427	434,946
6.88%, 2/01/22		3,208	2,756,923
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		1,398	1,416,873
5.00%, 5/01/25		5,416	5,368,610
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		835	837,088
ExamWorks Group, Inc., 5.63%, 4/15/23		1,076	1,154,010
HCA Holdings, Inc., 6.25%, 2/15/21		1,805	1,931,350
HCA, Inc.:
3.75%, 3/15/19		2,911	2,998,330
6.50%, 2/15/20		4,735	5,208,500
7.50%, 2/15/22		4,261	4,830,909
5.88%, 3/15/22		1,840	1,987,200
4.75%, 5/01/23		1,487	1,516,740
5.88%, 5/01/23		4,096	4,336,640
5.00%, 3/15/24		1,955	2,006,319
5.38%, 2/01/25		6,060	6,150,900
5.88%, 2/15/26		3,125	3,234,375

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
HealthSouth Corp.:
5.13%, 3/15/23	USD	2,840	$2,769,000
5.75%, 11/01/24		2,360	2,392,450
5.75%, 9/15/25		2,065	2,085,650
Hologic, Inc., 5.25%, 7/15/22 (e)		2,620	2,741,175
MEDNAX, Inc., 5.25%, 12/01/23 (e)		1,134	1,160,229
MPH Acquisition Holdings LLC (e):
6.63%, 4/01/22		1,280	1,395,200
7.13%, 6/01/24 (f)		2,051	2,107,403
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)		2,609	2,685,652
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		424	431,420
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)		388	389,940
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (e)		2,641	2,713,627
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,308	1,383,210
4.75%, 6/01/20		1,805	1,846,741
4.15%, 6/15/20 (d)(e)		1,432	1,424,840
6.00%, 10/01/20		3,835	4,036,337
4.50%, 4/01/21		74	74,463
4.38%, 10/01/21		525	521,063
8.13%, 4/01/22		1,933	1,945,081
6.75%, 6/15/23		6,195	5,823,300
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	586	837,979
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	1,066	1,104,643

			102,882,618
Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (e)		795	814,160
Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp., 6.88%, 5/15/23		1,736	1,820,196
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		5,070	5,108,025
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (e)(g)		654	632,745
Cedar Fair LP/Canada’s Wonderland Co., 5.38%, 6/01/24		1,070	1,112,800
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	325	372,008
5.88%, 5/15/23		356	404,422

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
CPUK Finance, Ltd., 7.00%, 2/28/42	GBP	275	$417,813
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (j)		400	451,016
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)	USD	4,690	4,549,300
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	426	640,650
GLP Capital LP / GLP Financing II, Inc., 4.38%, 4/15/21	USD	355	363,875
International Game Technology PLC:
6.25%, 2/15/22 (e)		400	407,000
4.75%, 2/15/23	EUR	310	361,305
MGM Resorts International:
8.63%, 2/01/19	USD	790	894,675
6.75%, 10/01/20		4,460	4,852,480
6.63%, 12/15/21		1,130	1,218,987
6.00%, 3/15/23		2,891	3,021,095
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (e)		6,825	7,166,250
New Red Finance, Inc., 6.00%, 4/01/22 (e)		4,455	4,616,494
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (e)		483	472,133
Pizzaexpress Financing 1 PLC, 8.63%, 8/01/22	GBP	100	141,926
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		600	866,910
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	439	510,524
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	495,112
Sabre GLBL, Inc. (e):
5.38%, 4/15/23		1,516	1,550,110
5.25%, 11/15/23		807	824,149
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)		2,476	2,500,760
10.00%, 12/01/22		558	451,980
Six Flags Entertainment Corp., 5.25%, 1/15/21 (e)		3,247	3,362,658
Snai SpA, 7.63%, 6/15/18	EUR	866	1,006,915
Station Casinos LLC, 7.50%, 3/01/21	USD	5,785	6,088,712
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(h)		1,850	—
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	790	1,171,873
Series A4, 5.66%, 6/30/27		785	1,119,866
Series N, 6.46%, 3/30/32		1,000	1,225,346

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	520	$787,109
Yum! Brands, Inc.:
3.75%, 11/01/21	USD	526	507,590
3.88%, 11/01/23		195	179,400

			61,674,209
Household Durables — 2.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		215	219,358
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		1,604	1,527,810
CalAtlantic Group Inc., 8.38%, 1/15/21		4,270	5,006,575
DR Horton, Inc., 4.00%, 2/15/20		2,408	2,486,260
Lennar Corp.:
4.50%, 11/15/19		2,482	2,571,972
4.75%, 4/01/21		1,909	1,951,953
4.75%, 11/15/22		158	156,815
4.88%, 12/15/23		968	955,900
Project Homestake Merger Co., 8.88%, 3/01/23 (e)		1,502	1,547,060
PulteGroup, Inc., 6.38%, 5/15/33		2,805	2,847,075
Ryland Group, Inc., 6.63%, 5/01/20		1,160	1,278,900
Standard Pacific Corp.:
10.75%, 9/15/16		3,420	3,505,500
5.88%, 11/15/24		1,480	1,561,400
TRI Pointe Group, Inc.:
4.38%, 6/15/19		1,060	1,060,000
4.88%, 7/01/21		1,275	1,276,594
5.88%, 6/15/24		1,540	1,536,150
William Lyon Homes, Inc., 8.50%, 11/15/20		2,304	2,396,160

			31,885,482
Household Products — 0.6%
Prestige Brands, Inc., 6.38%, 3/01/24 (e)		1,026	1,079,865
Spectrum Brands, Inc.:
6.38%, 11/15/20		2,125	2,228,594
6.63%, 11/15/22		1,385	1,475,897
6.13%, 12/15/24		1,220	1,290,150
5.75%, 7/15/25		1,721	1,798,445
Tempur Sealy International, Inc., 5.50%, 6/15/26 (e)		944	948,720

			8,821,671
Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp.:
6.00%, 1/15/22 (e)		991	1,039,311
5.38%, 1/15/23		629	614,651

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. (continued):
5.88%, 1/15/24 (e)	USD	1,999	$2,093,953
5.50%, 2/01/24		1,985	1,919,868
5.75%, 1/15/25		2,301	2,226,217
Dynegy, Inc.:
6.75%, 11/01/19		4,240	4,250,600
7.38%, 11/01/22		1,300	1,254,500
MPM Escrow LLC, 8.88%, 10/15/20		3,738	—
NRG Energy, Inc.:
8.25%, 9/01/20		155	160,813
7.88%, 5/15/21		1,841	1,910,038
6.63%, 3/15/23		210	208,425
7.25%, 5/15/26 (e)		3,230	3,221,925
NRG Yield Operating LLC, 5.38%, 8/15/24		645	620,813
QEP Resources, Inc., 5.38%, 10/01/22		2,563	2,383,590

			21,904,704
Insurance — 0.9%
Assicurazioni Generali SpA, 5.25%, 6/08/48 (f)	EUR	125	138,066
Credit Agricole Assurances SA, 4.50% (d)(k)		200	217,405
HUB International Ltd. (e):
9.25%, 2/15/21	USD	874	908,960
7.88%, 10/01/21		5,484	5,374,320
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	775	1,038,994
Radian Group, Inc., 7.00%, 3/15/21	USD	786	833,160
TMF Group Holding BV, 9.88%, 12/01/19	EUR	570	678,758
Trader Corp., 9.88%, 8/15/18 (e)	USD	1,220	1,262,700
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)		2,687	2,666,847

			13,119,210
Internet Software & Services — 0.6%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (e)		2,707	2,906,641
Equinix, Inc.:
5.38%, 1/01/22		1,110	1,143,300
5.88%, 1/15/26		2,567	2,676,098
Netflix, Inc., 5.50%, 2/15/22		1,992	2,079,150

			8,805,189
IT Services — 3.2%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)		1,349	1,352,373
First Data Corp. (e):
5.38%, 8/15/23		5,725	5,868,125

Corporate Bonds		Par (000)	Value
IT Services (continued)
First Data Corp. (e) (continued):
7.00%, 12/01/23	USD	13,314	$13,497,067
5.00%, 1/15/24		4,402	4,399,227
5.75%, 1/15/24		16,685	16,685,000
WEX, Inc., 4.75%, 2/01/23 (e)		4,804	4,419,680

			46,221,472
Machinery — 0.1%
Gardner Denver, Inc., 6.88%, 8/15/21 (e)		730	625,975
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	490	564,281

			1,190,256
Media — 15.3%
Altice Financing SA:
6.50%, 1/15/22 (e)	USD	1,945	1,979,038
5.25%, 2/15/23	EUR	485	556,499
7.50%, 5/15/26 (e)	USD	1,259	1,255,853
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	858	971,360
7.75%, 5/15/22 (e)	USD	2,649	2,713,569
6.25%, 2/15/25	EUR	542	565,365
7.63%, 2/15/25 (e)	USD	1,797	1,774,538
Altice US Finance I Corp. (e):
5.38%, 7/15/23		6,270	6,382,108
5.50%, 5/15/26		2,435	2,483,700
Altice US Finance II Corp., 7.75%, 7/15/25 (e)		6,029	6,255,087
AMC Networks, Inc.:
4.75%, 12/15/22		1,613	1,613,000
5.00%, 4/01/24		756	757,890
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		1,235	1,268,963
5.13%, 5/01/23 (e)		678	686,475
5.88%, 4/01/24 (e)		3,589	3,741,532
5.75%, 2/15/26 (e)		1,227	1,257,675
5.50%, 5/01/26 (e)		3,108	3,139,080
5.88%, 5/01/27 (e)		6,267	6,415,841
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20		3,439	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (e)		4,349	4,151,064
Clear Channel International BV, 8.75%, 12/15/20 (e)		3,146	3,240,380
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		15,207	15,170,157
Series B, 7.63%, 3/15/20		5,090	4,886,400

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Media (continued)
Columbus International, Inc., 7.38%, 3/30/21 (e)	USD	2,647	$2,774,718
CSC Holdings LLC, 5.25%, 6/01/24		5,315	4,783,500
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,289,225
6.75%, 6/01/21		134	138,797
5.88%, 7/15/22		539	521,483
5.00%, 3/15/23		5,022	4,570,020
5.88%, 11/15/24		3,338	3,089,352
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (e)		541	574,136
Gray Television, Inc., 7.50%, 10/01/20		1,318	1,382,253
iHeartCommunications, Inc.:
9.00%, 12/15/19		1,801	1,413,785
9.00%, 3/01/21		241	179,846
9.00%, 9/15/22		3,845	2,835,687
10.63%, 3/15/23		770	569,800
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		2,929	2,042,977
6.63%, 12/15/22		1,335	897,788
5.50%, 8/01/23		2,761	1,773,943
8.00%, 2/15/24 (e)		4,888	4,979,650
Lamar Media Corp., 5.75%, 2/01/26 (e)		526	553,615
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	300	368,009
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (e)	USD	987	1,035,472
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)		639	664,560
MDC Partners, Inc., 6.50%, 5/01/24 (e)		2,992	2,894,760
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (e)		3,901	4,037,535
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)		2,039	2,079,780
Neptune Finco Corp. (e):
10.13%, 1/15/23		4,025	4,508,000
6.63%, 10/15/25		2,461	2,628,373
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (e)		5,232	5,349,720
Numericable Group SA:
5.38%, 5/15/22	EUR	280	323,365
6.00%, 5/15/22 (e)	USD	4,689	4,667,899
5.63%, 5/15/24	EUR	760	877,325
7.38%, 5/01/26 (e)	USD	10,344	10,434,510

Corporate Bonds		Par (000)	Value
Media (continued)
Numericable-SFR SA, 5.63%, 5/15/24	EUR	700	$808,062
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	650	660,563
5.63%, 2/15/24		1,064	1,101,240
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,223,585
Radio One, Inc., 7.38%, 4/15/22 (e)	USD	805	768,775
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (e)		1,130	1,163,900
Sirius XM Radio, Inc. (e):
4.25%, 5/15/20		2,204	2,245,325
5.75%, 8/01/21		1,811	1,894,759
4.63%, 5/15/23		345	338,963
Sterling Entertainment Corp., 9.75%, 12/15/19		4,810	4,761,900
TEGNA, Inc.:
5.13%, 10/15/19		857	882,710
4.88%, 9/15/21 (e)		1,827	1,863,540
5.50%, 9/15/24 (e)		1,308	1,350,510
Townsquare Media, Inc., 6.50%, 4/01/23 (e)		517	497,613
Tribune Media Co., 5.88%, 7/15/22		3,434	3,468,340
Unitymedia GmbH, 3.75%, 1/15/27	EUR	100	101,808
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (e)	USD	4,302	4,436,437
5.63%, 4/15/23	EUR	166	199,031
4.00%, 1/15/25		1,411	1,598,994
5.00%, 1/15/25 (e)	USD	1,354	1,360,770
4.63%, 2/15/26	EUR	100	116,133
3.50%, 1/15/27		400	430,774
Univision Communications, Inc. (e):
8.50%, 5/15/21	USD	784	819,280
5.13%, 5/15/23		10,883	10,964,622
5.13%, 2/15/25		7,930	7,870,525
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	400	435,046
Virgin Media Finance PLC:
6.38%, 10/15/24	GBP	500	736,848
4.50%, 1/15/25	EUR	183	199,034
5.75%, 1/15/25 (e)	USD	2,405	2,398,987
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	4,052	6,111,963
5.50%, 8/15/26 (e)	USD	1,144	1,155,440
4.88%, 1/15/27	GBP	200	274,100
6.25%, 3/28/29		829	1,205,184

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Media (continued)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)	USD	4,428	$4,560,840
Wind Acquisition Finance SA, 7.00%, 4/23/21	EUR	500	534,072
Ziggo Bond Finance BV:
4.63%, 1/15/25		259	281,692
5.88%, 1/15/25 (e)	USD	2,643	2,616,570

			218,943,392
Metals & Mining — 5.9%
Alcoa, Inc.:
6.15%, 8/15/20		1,330	1,428,919
5.13%, 10/01/24		3,854	3,717,915
5.90%, 2/01/27		215	207,675
6.75%, 1/15/28		477	474,615
5.95%, 2/01/37		264	232,323
Anglo American Capital PLC:
1.75%, 11/20/17	EUR	100	110,598
6.88%, 5/01/18	GBP	100	150,716
2.50%, 9/18/18	EUR	100	110,305
2.75%, 6/07/19		100	108,411
3.63%, 5/14/20 (e)	USD	1,116	1,057,410
4.45%, 9/27/20 (e)		412	392,945
2.88%, 11/20/20	EUR	200	205,342
3.50%, 3/28/22		100	102,265
4.13%, 9/27/22 (e)	USD	1,656	1,502,820
3.25%, 4/03/23	EUR	100	99,452
ArcelorMittal:
6.13%, 6/01/18	USD	2,342	2,444,462
7.25%, 2/25/22		115	120,175
7.75%, 3/01/41		1,305	1,200,600
Constellium NV (e):
8.00%, 1/15/23		6,525	5,709,375
5.75%, 5/15/24		4,689	3,657,420
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21		392	309,435
7.25%, 5/15/22		1,883	1,440,495
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		1,337	1,303,575
2.38%, 3/15/18		11,047	10,715,590
3.10%, 3/15/20		820	747,738
4.00%, 11/14/21		1,980	1,717,650
3.55%, 3/01/22		4,279	3,583,662
3.88%, 3/15/23		5,173	4,254,792
5.40%, 11/14/34		2,334	1,768,005
5.45%, 3/15/43		1,007	759,973
Glencore Finance Europe SA:
4.63%, 4/03/18	EUR	200	234,791
3.38%, 9/30/20		200	225,868
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)	USD	1,378	1,415,895

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.:
8.25%, 6/01/20	USD	1,240	$1,291,150
5.88%, 5/15/24 (e)		773	793,407
Novelis, Inc., 8.75%, 12/15/20		11,642	12,078,575
Ovako AB, 6.50%, 6/01/19	EUR	196	158,108
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	3,085	3,144,787
6.38%, 8/15/22		1,345	1,412,250
5.25%, 4/15/23		949	973,484
5.50%, 10/01/24		295	303,172
Teck Resources Ltd.:
2.50%, 2/01/18		1,704	1,716,780
3.00%, 3/01/19		2,073	1,984,898
8.00%, 6/01/21 (e)(f)		1,473	1,502,460
3.75%, 2/01/23		659	479,423
8.50%, 6/01/24 (e)(f)		1,922	1,970,050
United States Steel Corp., 8.38%, 7/01/21 (e)		2,224	2,296,280
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (e)		2,990	2,743,325

			84,359,361
Multiline Retail — 0.4%
CST Brands, Inc., 5.00%, 5/01/23		653	653,000
Dufry Finance SCA, 5.50%, 10/15/20 (e)		1,927	1,987,161
Hema Bondco I BV, 6.25%, 6/15/19	EUR	156	134,878
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)	USD	4,467	3,372,585

			6,147,624
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV, 5.63%, 11/01/24 (e)		903	945,892
Oil, Gas & Consumable Fuels — 12.8%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		503	482,190
California Resources Corp., 8.00%, 12/15/22 (e)		7,393	5,396,890
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		672	673,680
6.25%, 4/15/23		2,334	2,281,485
Cenovus Energy, Inc.:
5.70%, 10/15/19		312	319,217
3.00%, 8/15/22		252	224,330
3.80%, 9/15/23		690	615,546
6.75%, 11/15/39		1,548	1,487,535
5.20%, 9/15/43		110	86,999
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (e)		3,678	3,769,950

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.:
3.88%, 4/15/19 (d)	USD	2,995	$2,199,453
6.63%, 8/15/20		340	222,700
8.00%, 12/15/22 (e)		1,417	1,140,685
Concho Resources, Inc., 6.50%, 1/15/22		222	229,215
CONSOL Energy, Inc.:
5.88%, 4/15/22		10,292	8,387,980
8.00%, 4/01/23		331	284,660
Continental Resources, Inc.:
5.00%, 9/15/22		1,720	1,625,400
4.50%, 4/15/23		1,069	973,458
3.80%, 6/01/24		4,375	3,817,187
4.90%, 6/01/44		865	711,463
Corral Petroleum Holdings AB, 11.75%, 5/15/21 (g)	EUR	200	212,405
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23 (e)	USD	175	163,625
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21		3,208	3,320,280
7.75%, 2/15/23		1,064	1,109,220
Denbury Resources, Inc., 9.00%, 5/15/21 (e)		2,046	2,012,752
Diamondback Energy, Inc., 7.63%, 10/01/21		1,770	1,878,412
Encana Corp.:
3.90%, 11/15/21		1,015	903,350
6.50%, 8/15/34		1,683	1,491,020
6.63%, 8/15/37		1,042	917,710
6.50%, 2/01/38		3,034	2,680,569
5.15%, 11/15/41		1,203	884,634
Energy Transfer Equity LP:
7.50%, 10/15/20		405	413,100
5.88%, 1/15/24		4,667	4,328,642
5.50%, 6/01/27		1,965	1,704,637
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		807	774,720
6.63%, 5/01/21		805	762,738
Genesis Energy LP / Genesis Energy Finance Corp.,
6.00%, 5/15/23		428	393,760
5.63%, 6/15/24		445	399,388
Gulfport Energy Corp.:
7.75%, 11/01/20		2,137	2,169,055
6.63%, 5/01/23		114	112,005
Hilcorp Energy I LP/Hilcorp Finance Co. (e):
7.63%, 4/15/21		240	247,800

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. (e) (continued):
5.00%, 12/01/24	USD	1,758	$1,670,100
Marathon Oil Corp., 5.20%, 6/01/45		2,025	1,700,994
MEG Energy Corp. (e):
6.50%, 3/15/21		4,781	3,765,037
6.38%, 1/30/23		575	439,875
7.00%, 3/31/24		4,923	3,790,710
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		845	418,275
6.88%, 8/01/22		1,002	470,940
Memorial Resource Development Corp., 5.88%, 7/01/22		5,600	5,579,000
NGPL PipeCo LLC (e):
7.12%, 12/15/17		14,746	15,428,002
9.63%, 6/01/19		3,476	3,641,110
7.77%, 12/15/37		1,463	1,437,398
Oasis Petroleum, Inc.:
7.25%, 2/01/19		205	196,288
6.50%, 11/01/21		1,595	1,439,487
6.88%, 3/15/22		1,172	1,078,240
6.88%, 1/15/23		480	433,200
OHL Investments SA, Series OHL, 4.00%, 4/25/18 (j)	EUR	300	297,078
ONEOK, Inc.:
4.25%, 2/01/22	USD	450	405,000
7.50%, 9/01/23		1,400	1,445,570
Parsley Energy LLC/Parsley Finance Corp. (e):
7.50%, 2/15/22		3,361	3,550,056
6.25%, 6/01/24		410	417,175
PDC Energy, Inc., 7.75%, 10/15/22		995	1,039,775
QEP Resources, Inc.:
6.88%, 3/01/21		240	241,200
5.25%, 5/01/23		2,190	2,014,800
Range Resources Corp.:
5.75%, 6/01/21		568	552,380
5.00%, 8/15/22		530	497,538
5.00%, 3/15/23		1,960	1,822,800
Rockies Express Pipeline LLC (e):
6.00%, 1/15/19		574	595,525
5.63%, 4/15/20		265	269,638
6.88%, 4/15/40		3,820	3,724,500
RSP Permian, Inc., 6.63%, 10/01/22		2,065	2,132,112
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		2,148	2,193,645
6.25%, 3/15/22		301	307,773
5.63%, 4/15/23		3,087	3,117,870

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC (continued):
5.75%, 5/15/24	USD	5,824	$5,853,120
5.63%, 3/01/25		567	567,000
Sanchez Energy Corp.:
7.75%, 6/15/21		138	105,570
6.13%, 1/15/23		6,650	4,788,000
Seven Generations Energy Ltd. (e):
8.25%, 5/15/20		6,771	7,075,695
6.75%, 5/01/23		675	685,125
SM Energy Co.:
6.13%, 11/15/22		2,576	2,357,040
6.50%, 1/01/23		523	476,040
5.00%, 1/15/24		88	75,250
Southwestern Energy Co.:
3.30%, 1/23/18		2,009	1,938,685
7.50%, 2/01/18		729	732,645
4.10%, 3/15/22		175	142,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		393	397,913
6.38%, 8/01/22		4,053	4,022,602
5.25%, 5/01/23		78	73,320
6.75%, 3/15/24 (e)		394	389,075
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		321	331,433
6.25%, 10/15/22		3,154	3,256,505
6.38%, 5/01/24		849	874,470
Tullow Oil PLC, 6.00%, 11/01/20 (e)		200	160,300
Weatherford International LLC:
6.35%, 6/15/17		1,290	1,302,900
6.80%, 6/15/37		337	225,790
Weatherford International Ltd.:
6.00%, 3/15/18		2,067	2,035,995
5.13%, 9/15/20		624	505,440
4.50%, 4/15/22		775	600,625
6.50%, 8/01/36		520	336,700
7.00%, 3/15/38		546	365,820
5.95%, 4/15/42		1,066	679,575
Whiting Petroleum Corp.:
5.00%, 3/15/19		193	173,700
1.25%, 4/01/20 (e)(j)		9,388	7,134,880
5.75%, 3/15/21		1,480	1,254,300
6.25%, 4/01/23		64	52,800
Williams Cos., Inc.:
3.70%, 1/15/23		225	189,563
4.55%, 6/24/24		2,459	2,145,477

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.:
5.25%, 1/15/17	USD	300	$299,250
7.50%, 8/01/20		385	377,300
6.00%, 1/15/22		2,910	2,619,000
8.25%, 8/01/23		1,375	1,344,063

			183,868,527
Paper & Forest Products — 0.3%
Norbord, Inc., 6.25%, 4/15/23 (e)		1,605	1,637,100
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	430	502,242
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (e)	USD	2,865	2,292,000

			4,431,342
Pharmaceuticals — 3.2%
Concordia Healthcare Corp., 7.00%, 4/15/23 (e)		504	468,090
DPx Holdings BV, 7.50%, 2/01/22 (e)		2,670	2,736,750
Endo Finance LLC/Endo Finco, Inc. (e):
7.75%, 1/15/22		696	645,540
6.00%, 7/15/23		2,069	1,811,223
6.00%, 2/01/25		3,305	2,867,088
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	885	1,036,392
Ephios Holdco II PLC, 8.25%, 7/01/23		259	294,660
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	4,047	4,138,058
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)		7,115	7,264,415
NBTY, Inc., 7.63%, 5/15/21 (e)		3,353	3,420,060
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (e)		813	794,708
5.38%, 3/15/20 (e)		890	785,425
7.00%, 10/01/20 (e)		5,123	4,623,507
6.38%, 10/15/20 (e)		7,053	6,277,170
7.50%, 7/15/21 (e)		2,110	1,909,550
6.75%, 8/15/21 (e)		2,793	2,457,840
5.50%, 3/01/23 (e)		77	63,910
4.50%, 5/15/23	EUR	1,484	1,267,275
5.88%, 5/15/23 (e)	USD	1,617	1,362,323
6.13%, 4/15/25 (e)		2,109	1,763,651

			45,987,635
Real Estate Investment Trusts (REITs) — 0.6%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,100	1,248,883

14	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Corrections Corp. of America, 4.63%, 5/01/23	USD	755	$766,325
FelCor Lodging LP, 6.00%, 6/01/25		591	610,208
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		4,911	5,085,871
iStar Financial, Inc.:
4.00%, 11/01/17		685	682,397
5.00%, 7/01/19		480	456,000

			8,849,684
Real Estate Management & Development — 1.2%
Annington Finance No 5 PLC, 13.00%, 1/15/23 (g)	GBP	380	632,929
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (e)	USD	1,731	1,735,327
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	532	714,211
Punch Taverns Finance PLC, Series M3, 6.09%, 10/15/27 (d)(e)		1,202	1,475,942
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19	USD	1,646	1,695,380
5.25%, 12/01/21		6,327	6,548,445
4.88%, 6/01/23		2,420	2,398,825
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		1,065	1,051,687
Tesco Property Finance 1 PLC, 7.62%, 7/13/39	GBP	46	73,839
Tesco Property Finance 4 PLC, 5.80%, 10/13/40		99	129,142
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (e)	USD	1,195	1,111,350

			17,567,077
Road & Rail — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e):
5.13%, 6/01/22		770	708,400
6.38%, 4/01/24		1,105	1,060,800
5.25%, 3/15/25		1,810	1,588,275
EC Finance PLC, 5.13%, 7/15/21	EUR	675	791,415
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)	USD	2,037	2,026,815
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp. (e)(f):
7.50%, 6/01/22		853	857,265
7.75%, 6/01/24		383	383,958

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
Hertz Corp.:
7.50%, 10/15/18	USD	3,220	$3,270,554
5.88%, 10/15/20		370	375,088
7.38%, 1/15/21		2,360	2,410,150
6.25%, 10/15/22		1,490	1,480,687
Loxam SAS, 3.50%, 5/03/23	EUR	150	168,750
United Rentals North America, Inc.:
4.63%, 7/15/23	USD	1,055	1,047,087
5.50%, 7/15/25		902	885,087
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)		1,093	1,087,535

			18,141,866
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		665	548,625
7.00%, 7/01/24		440	347,600
NXP BV / NXP Funding LLC (e):
4.13%, 6/15/20		2,685	2,738,700
4.63%, 6/15/22		1,319	1,338,785
5.75%, 3/15/23		2,180	2,283,550
4.63%, 6/01/23		777	780,893
Sensata Technologies BV, 5.00%, 10/01/25 (e)		3,923	3,932,807

			11,970,960
Software — 1.4%
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)		1,553	1,554,941
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)		103	90,125
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(g)		2,646	2,209,119
Infor US, Inc., 6.50%, 5/15/22		4,033	3,700,277
Informatica LLC, 7.13%, 7/15/23 (e)		946	901,065
Nuance Communications, Inc., 5.38%, 8/15/20 (e)		2,430	2,469,488
PTC, Inc., 6.00%, 5/15/24		722	751,783
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)		5,797	6,289,745
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		1,619	1,683,760

			19,650,303
Specialty Retail — 1.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,413	2,461,260
L Brands, Inc.:
8.50%, 6/15/19		3,925	4,562,813

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
L Brands, Inc. (continued):
6.88%, 11/01/35	USD	2,574	$2,715,570
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	770	1,096,047
New Look Senior Issuer PLC, 8.00%, 7/01/23		300	419,297
Penske Automotive Group, Inc.:
5.75%, 10/01/22	USD	2,545	2,608,625
5.38%, 12/01/24		1,447	1,447,000
5.50%, 5/15/26		1,358	1,347,815
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		1,599	1,662,960
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,090	1,287,072

			19,608,459
Technology Hardware, Storage & Peripherals — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e)(f):
4.42%, 6/15/21	USD	1,565	1,596,250
6.02%, 6/15/26		2,940	2,971,999
8.35%, 7/15/46		945	961,992
Western Digital Corp., 7.38%, 4/01/23 (e)		1,339	1,392,560

			6,922,801
Textiles, Apparel & Luxury Goods — 0.3%
BiSoho SAS, 5.88%, 5/01/23	EUR	400	457,365
Levi Strauss & Co.:
6.88%, 5/01/22	USD	2,430	2,593,004
5.00%, 5/01/25		686	686,858
Springs Industries, Inc., 6.25%, 6/01/21		274	277,425
William Carter Co., 5.25%, 8/15/21		788	815,580

			4,830,232
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		991	1,010,820
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)		344	347,440
Travis Perkins PLC, 4.50%, 9/07/23	GBP	500	718,922

			1,066,362
Transportation Infrastructure — 0.2%
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (e)(g)	USD	2,813	1,209,703

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	900	$981,358

			2,191,061
Wireless Telecommunication Services — 4.6%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	USD	2,515	2,370,388
Digicel Group Ltd., 7.13%, 4/01/22 (e)		2,085	1,608,161
Digicel Ltd., 6.00%, 4/15/21 (e)		8,447	7,483,028
Geo Group, Inc.:
5.88%, 1/15/22		350	355,250
5.88%, 10/15/24		2,030	2,052,838
GEO Group, Inc., 6.00%, 4/15/26		530	535,300
SBA Communications Corp., 5.63%, 10/01/19		1,111	1,151,274
Sprint Capital Corp.:
6.90%, 5/01/19		640	596,800
6.88%, 11/15/28		4,955	3,697,669
8.75%, 3/15/32		408	330,480
Sprint Communications, Inc.:
9.00%, 11/15/18 (e)		17,517	18,633,709
7.00%, 8/15/20		1,270	1,086,510
Sprint Corp.:
7.25%, 9/15/21		922	746,820
7.13%, 6/15/24		6,082	4,576,705
7.63%, 2/15/25		1,840	1,384,030
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,180	2,291,725
6.13%, 1/15/22		367	387,185
6.73%, 4/28/22		1,227	1,286,816
6.00%, 3/01/23		2,599	2,709,457
6.50%, 1/15/24		2,638	2,799,577
6.38%, 3/01/25		3,490	3,655,775
6.50%, 1/15/26		4,881	5,161,657
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	824	911,094

			65,812,248
Total Corporate Bonds — 109.6%			1,569,600,591

Floating Rate Loan Interests (d)
Air Freight & Logistics — 0.3%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21	USD	1,324	1,127,761
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,368	1,165,490
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		236	200,947

16	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests		Par (000)	Value
Air Freight & Logistics (continued)
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21	USD	1,887	$1,607,573

			4,101,771
Airlines — 0.8%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,313	2,318,715
Gol LuxCo SA, 1st Lien Term Loan, 6.50%, 8/31/20		3,885	3,865,575
Northwest Airlines, Inc.:
2.75%, 3/10/17		1,772	1,754,060
2.13%, 9/10/18		4,060	3,947,540

			11,885,890
Auto Components — 0.3%
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		4,997	4,829,728
Capital Markets — 0.2%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		2,953	2,947,707
Chemicals — 0.2%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		212	212,075
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		1,151	1,147,853
PQ Corp., Term Loan, 5.75%, 11/04/22		1,298	1,308,462

			2,668,390
Commercial Services & Supplies — 0.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		3,760	3,653,791
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		699	703,369

			4,357,160
Diversified Consumer Services — 0.2%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,229	1,228,920
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18		1,761	1,707,126

			2,936,046
Diversified Telecommunication Services — 0.3%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		1,410	1,407,487

Floating Rate Loan Interests		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2019 Term Loan, 4.00%, 8/01/19	USD	1,785	$1,788,909
Telenet International Finance Sarl, Term Loan AD, 4.25%, 6/30/24		1,285	1,291,065

			4,487,461
Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, 3.75%, 11/07/16		5,613	5,612,525
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		918	917,516
Food & Staples Retailing — 0.2%
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		2,351	2,351,499
Health Care Equipment & Supplies — 0.4%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		744	741,417
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		1,906	1,905,077
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,310	1,282,441
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,292	1,226,279

			5,155,214
Health Care Providers & Services — 0.4%
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		1,657	1,639,342
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 5/26/23		2,255	2,270,785
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		954	955,851
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		1,423	1,439,905

			6,305,883
Hotels, Restaurants & Leisure — 1.5%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		4,746	4,593,590
2nd Lien Term Loan, 8.00%, 8/01/22		248	242,848
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,953	1,956,164
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		5,405	4,810,139

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20	USD	9,048	$8,650,021
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,809	1,811,071

			22,063,833
Independent Power and Renewable Electricity Producers — 0.4%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		5,103	5,099,723
IT Services — 0.4%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		552	549,983
First Data Corp.:
2018 Term Loan, 3.94%, 9/24/18		200	199,916
2021 Extended Term Loan, 4.44%, 3/24/21		4,484	4,502,740

			5,252,639
Machinery — 0.4%
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,843	2,825,782
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,923	3,533,998

			6,359,780
Media — 1.0%
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		3,998	3,991,946
2016 B, 5.25%, 5/17/23		2,002	1,999,320
0.00%, 7/03/16 (a)(h)		10,469	1
Clear Channel Communications, Inc., Term Loan D, 7.20%, 1/30/19		6,379	4,884,252
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,171	1,076,742
Tribune Media Co., Term Loan, 3.75%, 12/27/20		224	224,069
Univision Communications Inc.:
Term Loan C3, 4.00%, 3/01/20		25	24,902
Term Loan C4, 4.00%, 3/01/20		1,819	1,818,269

			14,019,501
Metals & Mining — 0.4%
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		3,769	3,529,351

Floating Rate Loan Interests		Par (000)	Value
Metals & Mining (continued)
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22	USD	1,567	$1,561,977

			5,091,328
Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp., Term Loan A, 2.00%, 10/01/19		814	745,828
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		2,522	2,532,184
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		465	414,265

			3,692,277
Personal Products — 0.1%
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		1,145	1,151,297
Pharmaceuticals — 0.8%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,685	1,656,522
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		4,808	4,811,974
Pharmaceutical Product Development LLC, 1st Lien Term Loan, 4.25%, 8/18/22		482	482,400
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.71%, 10/20/18		584	576,072
Series C2 Term Loan B, 4.75%, 12/11/19		695	685,442
Series E Term Loan B, 4.75%, 8/05/20		1,554	1,529,458
Series F1 Term Loan B, 5.00%, 4/01/22		936	923,994

			10,665,862
Professional Services — 0.3%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,674	1,667,182
2014 2nd Lien Term Loan, 7.50%, 7/25/22		3,248	3,093,706

			4,760,888
Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		2,004	2,016,567
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Letter of Credit, 2.43%, 10/16/16		226	223,046

18	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests		Par (000)	Value
Road & Rail — 0.2%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18	USD	3,326	$3,317,085
Semiconductors & Semiconductor Equipment — 0.9%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		10,717	10,742,353
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		495	499,678
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		1,641	1,651,601

			12,893,632
Software — 0.8%
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,672	2,617,123
Informatica Corp., Term Loan, 4.50%, 8/05/22		3,018	2,980,746
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		3,444	3,512,523
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		2,736	2,750,829

			11,861,221
Specialty Retail — 0.1%
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,536	1,531,401
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		5,362	5,281,757
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		893	662,347

			5,944,104
Wireless Telecommunication Services — 1.6%
Ligardo Networks LLC, 2015 2nd Lien Term Loan, 13.50%, 12/07/20		33,473	23,542,305
Total Floating Rate Loan Interests — 13.8%			198,043,279

Investment Companies — 0.9%
United States — 0.9%
SPDR Barclays High Yield Bond ETF		364,700	12,848,381

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (d)(e)	USD	2,882	$2,888,344
Commercial Mortgage-Backed Securities — 0.1%
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (d)(e)		1,925	1,768,892
Total Non-Agency Mortgage-Backed Securities — 0.3%			4,657,236

Other Interests — 0.0%		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow, 0.00%		1,250	13

Preferred Securities		Par (000)
Capital Trusts
Banks — 2.9%
ABN AMRO Bank NV, 5.75% (d)(k)		700	751,689
Banco Bilbao Vizcaya Argentaria SA,: (d)(k)
6.75%		400	409,455
7.00%		1,000	1,032,784
8.88%		200	229,763
Banco Popular Espanol SA, 8.25% (d)(k)		800	780,635
Bank of Ireland, 7.38% (d)(k)		250	272,391
BNP Paribas SA, 7.38% (d)(e)(k)		725	723,188
Citigroup, Inc.: (d)(k)
5.88%		2,405	2,338,863
5.95%		2,675	2,677,506
Series D, 5.95%		3,582	3,537,225
Series Q, 5.95%		1,165	1,137,331
Series R, 6.13%		615	626,531
Series T, 6.25%		1,510	1,560,661
Cooperatieve Rabobank UA,: (d)(k)
5.50%		400	429,483
6.63%		200	227,002
HSBC Holdings PLC, 6.88% (d)(f)(k)		300	302,250
Intesa Sanpaolo SpA,: (d)(k)
7.00%		375	403,683
7.70% (e)		200	185,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Capital Trusts		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.: (d)(k) 6.75%	USD	5,324	$5,909,640
Series Q, 5.15%		850	836,188
Series U, 6.13%		4,228	4,402,194
Series V, 5.00%		4,555	4,401,269
Santander UK Group Holdings PLC, 7.38% (d)(k)		450	631,390
Wells Fargo & Co.: (d)(k)
Series S, 5.90%		3,310	3,430,650
Series U, 5.88%		3,875	4,146,250

			41,383,021
Capital Markets — 0.9%
Credit Suisse Group AG, 6.25% (d)(e)(k)		200	192,750
Goldman Sachs Group, Inc., Series L, 5.70% (d)(k)		6,658	6,633,032
Morgan Stanley,: (d)(k)
Series H, 5.45%		3,309	3,204,568
Series J, 5.55%		440	440,000
UBS Group AG,: (d)(k)
5.75%		800	905,697
6.88%		575	566,660
7.00%		725	755,813

			12,698,520
Diversified Financial Services — 1.4%
Bank of America Corp.: (d)(k)
Series AA, 6.10%		5,121	5,244,222
Series DD, 6.30%		1,215	1,289,419
Series V, 5.13%		2,205	2,072,700
Series X, 6.25%		5,354	5,481,157
Series Z, 6.50%		2,791	2,944,505
Barclays PLC,: (d)(k)
7.88%		350	480,309
8.00%		300	336,298
Credit Agricole SA, 6.50% (d)(k)		600	656,742
HBOS Capital Funding LP, 6.85% (k)		300	305,250
Lloyds Banking Group PLC, 7.00% (d)(k)		760	1,081,483

			19,892,085
Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 6.13% (d)(k)		566	668,853
Orange SA, 4.00% (d)(k)		1,225	1,381,018
Telefonica Europe BV,: (d)(k)
4.20%		1,500	1,669,055
6.50%		600	708,363

			4,427,289

Capital Trusts		Par (000)	Value
Insurance — 0.0%
Generali Finance BV, 4.60% (d)(k)	USD	400	$426,138
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (e)(k)		400	414,000
Oil, Gas & Consumable Fuels — 0.2%
Enel SpA, 6.50% (d)		577	694,996
Gas Natural Fenosa Finance BV, 3.38% (d)(k)		1,300	1,294,193
Repsol International Finance BV, 4.50% (d)		100	92,906
TOTAL SA, 3.88% (d)(k)		625	716,125

			2,798,220
Total Capital Trusts — 5.7%			82,039,273

Preferred Stocks		Shares
Banks — 0.2%
RBS Capital Funding Trust, Series F, 0.00% (k)		93,975	2,377,567
Capital Markets — 0.0%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $111,497), 0.00% (c)		633,461	489,520
Diversified Financial Services — 0.1%
Concrete Investments II, 0.00%		4,997	606,031
Hotels, Restaurants & Leisure — 1.1%
Amaya, Inc., 0.00%		19,851	16,006,747
Total Preferred Stocks			19,479,865

Trust Preferreds
Banks — 0.2%
RBS Capital Funding Trust VII, 6.08%		107,071	2,680,701
Diversified Financial Services — 0.4%
GMAC Capital Trust I, 8.13% Series 2 (d)		256,246	6,399,428
Total Trust Preferreds			9,080,129
Total Preferred Securities — 7.7%			110,599,267

20	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Warrants	Shares	Value
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)	288,820	$1,252
Peninsula Energy Ltd. (Expires 12/31/18)	515,378	48,424

		49,676
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	6,494	16,673
Total Warrants — 0.0%		66,349

Value
Total Long-Term Investments (Cost — $2,077,029,589) — 139.2%	$1,994,136,877
Options Purchased (Cost — $38,133) — 0.0%	—
Total Investments (Cost — $2,077,067,722*) — 139.2%	1,994,136,877
Liabilities in Excess of Other Assets — (39.2)%	(561,515,820)

Net Assets — 100.0%	$1,432,621,057

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,083,625,976

Gross unrealized appreciation	$47,361,999
Gross unrealized depreciation	(136,851,098)

Net unrealized depreciation	$(89,489,099)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security is held by a wholly owned subsidiary.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $12,175 and an original cost of $187,463 which was less than 0.05% of its net assets.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Zero-coupon bond.

(j)	Convertible security.

(k)	Perpetual security with no stated maturity date.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

•

During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Shares Purchased	Shares Sold	Shares Held at May 31, 2016	Value at May 31, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	—	$2,756	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,104,443	(1,104,443)	—	—	758,788	$(2,263,123)
Total						$761,544	$(2,263,123)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PIK	Payment-In-Kind.
SGD	Singapore Dollar
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(41)	German Euro BOBL Futures	June 2016	USD	5,993,380	$4,529
(18)	German Euro-Bund Futures	June 2016	USD	3,283,943	(20,042)
(106)	Russell 2000 Mini Index	June 2016	USD	12,226,040	(765,087)
(401)	S&P 500 E-Mini Index	June 2016	USD	42,002,745	(887,595)
(11)	10-Year U.S. Treasury Note	September 2016	USD	1,426,562	(127)
Total					$(1,668,322)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	700,000	USD	785,478	State Street Bank and Trust Co.	6/06/16	$(6,526)
EUR	1,064,000	USD	1,185,851	State Street Bank and Trust Co.	6/06/16	(1,845)
GBP	250,000	USD	361,236	Morgan Stanley & Co. International PLC	6/06/16	857
GBP	500,000	USD	724,228	State Street Bank and Trust Co.	6/06/16	(41)
GBP	540,000	USD	789,147	State Street Bank and Trust Co.	6/06/16	(7,026)
USD	1,223,765	AUD	1,605,000	Standard Chartered Bank	6/06/16	63,935
USD	21,507,007	CAD	26,940,000	Westpac Banking Group	6/06/16	963,740
USD	170,047	EUR	150,000	Bank of America N.A.	6/06/16	3,129
USD	484,319	EUR	420,000	Canadian Imperial Bank of Commerce	6/06/16	16,948
USD	332,645	EUR	291,000	Citibank N.A.	6/06/16	8,823
USD	76,839,788	EUR	67,222,000	Morgan Stanley & Co. International PLC	6/06/16	2,035,992
USD	92,320	EUR	80,000	Morgan Stanley & Co. International PLC	6/06/16	3,297
USD	346,038	EUR	300,000	Morgan Stanley & Co. International PLC	6/06/16	12,202
USD	274,467	EUR	240,000	Morgan Stanley & Co. International PLC	6/06/16	7,398
USD	2,243,252	EUR	1,986,000	Morgan Stanley & Co. International PLC	6/06/16	33,257

22	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,230,802	EUR	2,000,000	Morgan Stanley & Co. International PLC	6/06/16	5,227
USD	57,667	EUR	50,000	Standard Chartered Bank	6/06/16	2,028
USD	609,678	EUR	532,000	State Street Bank and Trust Co.	6/06/16	17,675
USD	243,856	EUR	213,000	State Street Bank and Trust Co.	6/06/16	6,832
USD	366,711	EUR	322,000	State Street Bank and Trust Co.	6/06/16	8,393
USD	1,183,032	GBP	808,000	Citibank N.A.	6/06/16	12,746
USD	34,567,421	GBP	23,647,000	State Street Bank and Trust Co.	6/06/16	317,756
USD	461,035	GBP	320,000	State Street Bank and Trust Co.	6/06/16	(2,444)
USD	1,162,770	AUD	1,605,000	Standard Chartered Bank	7/06/16	4,194
USD	20,683,143	CAD	26,940,000	Royal Bank of Canada	7/06/16	139,864
USD	80,960,808	EUR	72,502,000	Barclays Bank PLC	7/06/16	195,246
USD	331,065	EUR	297,000	State Street Bank and Trust Co.	7/06/16	214
USD	34,393,853	GBP	23,485,000	Barclays Bank PLC	7/06/16	370,957
Total						$4,212,828

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/2019	USD	942.86	39	$—

Centrally Cleared Credit Default Swaps — Sold Protection

Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 26, Version 2	5.00%	6/20/21	B+	10,300	$114,634
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
Dell, Inc.	1.00%	Barclays Bank PLC	6/20/21	USD	305	$50,124	$52,609	$(2,485)
Dell, Inc.	1.00%	Citibank N.A.	6/20/21	USD	325	53,411	56,058	(2,647)
Dell, Inc.	1.00%	Citibank N.A.	6/20/21	USD	1,400	230,081	248,439	(18,358)
Dell, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	355	58,342	61,233	(2,891)
Dell, Inc.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	325	53,412	54,423	(1,011)
Total						$445,370	$472,762	$(27,392)

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	8,180	$914,896	—	$914,896
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	356	28,897	$31,122	(2,225)
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	3	276	298	(21)
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	554	69,889	55,867	14,022
Fiat Chrysler Automobiles NV	5.00%	Barclays Bank PLC	6/20/21	BB	EUR	102	7,554	7,082	472
Fiat Chrysler Automobiles NV	5.00%	Citibank N.A.	6/20/21	BB	EUR	98	7,246	6,785	461
Total							$1,028,758	$101,154	$927,605

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (received)	Unrealized Appreciation
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	6/20/16	USD	2,700	$102,835	—	$102,835
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Morgan Stanley Capital Services LLC	N/A	9/20/16	USD	1,400	41,605	—	41,605
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Citibank, N.A.	N/A	9/20/16	USD	1,400	39,423	—	39,423
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Morgan Stanley Capital Services LLC	N/A	9/20/16	USD	2,700	53,159	—	53,159
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	9/20/16	USD	6,000	95,665	—	95,665
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Goldman Sachs International	N/A	9/20/16	USD	1,500	12,481	$(857)	13,338
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Goldman Sachs International	N/A	12/20/16	USD	2,900	89.504	—	89,504
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Goldman Sachs International	N/A	12/20/16	USD	2,900	85,741	—	85,741

24	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (continued)

Reference Entity	Fixed Rate Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (received)	Unrealized Appreciation
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Goldman Sachs International	N/A	12/20/16	USD	2,000	$18,611	$(1,870)	$20,481
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	Morgan Stanley Capital Services LLC	N/A	12/20/16	USD	2,700	22,466	(2,759)	25,225
iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	12/20/16	USD	1,000	8,299	(1,022)	9,321
Markit iBoxx Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/16	USD	500	105,583	—	105,583
Markit iBoxx Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/16	USD	500	102,182	—	102,182
Markit iBoxx Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/16	USD	760	34,316	(487)	34,803
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	6	30,569	—	30,569
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	3	7,077	—	7,077
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	5	40,706	—	40,706
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	3	14,838	—	14,838
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	7	23,266	—	23,266
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	7	16,328	—	16,328
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	13	31,778	—	31,778
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	3	7,826	—	7,826
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	15	35,573	—	35,573
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	7	16,598	—	16,598

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (concluded)

Reference Entity	Fixed Rate Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (received)	Unrealized Appreciation
Morgan Stanley Energy Long Basket Index	FED Funds Effective Rate	Morgan Stanley & Co. International PLC	N/A	3/30/17	USD	4	$8,962	—	$8,962
Total							$1,045,391	$(6,995)	$1,052,386

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

26	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$27,843,865	$5,977,232	$33,821,097
Common Stocks	$33,558,210	29,986,305	956,149	64,500,664
Corporate Bonds	—	1,563,587,704	6,012,887	1,569,600,591
Floating Rate Loan Interests	—	187,117,274	10,926,005	198,043,279
Investment Companies	12,848,381	—	—	12,848,381
Non-Agency Mortgage-Backed Securities	—	4,657,236	—	4,657,236
Other Interests	—	—	13	13
Preferred Securities	11,457,696	82,039,273	16,612,778	110,109,747
Warrants	—	48,424	17,925	66,349

Subtotal	$57,864,287	$1,895,280,081	$40,502,989	$1,993,647,357

Investments Valued at NAV[1]				489,520

Total				$1,994,136,877

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$1,044,485	—	$1,044,485
Equity contracts	—	1,052,386	—	1,052,386
Forward foreign currency contracts	—	4,230,710	—	4,230,710
Interest rate contracts	$4,529	—	—	4,529
Liabilities:
Credit contracts	—	(29,638)	—	(29,638)
Equity contracts	(1,652,682)	—	—	(1,652,682)
Forward foreign currency contracts	—	(17,882)	—	(17,882)
Interest rate contracts	(20,169)	—	—	(20,169)

Total	$(1,668,322)	$6,280,061	—	$4,611,739

[1] As of period end, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
[2] Derivative financial instruments are swaps, futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Centrally cleared swaps	$598,000	—	—	$598,000
Futures contracts	2,620,150	—	—	2,620,150
Liabilities:
Loan payable	—	$(575,000,000)	—	(575,000,000)
Bank overdraft	—	(575,101)	—	(575,101)
Cash received:
OTC derivatives	—	(1,600,000)	—	(1,600,000)
Centrally cleared swaps	—	(134,943)		(134,943)
Foreign currency overdraft	—	(586,193)	—	(586,193)

Total	$3,218,150	$(577,896,237)	—	$(574,678,087)

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of August 31, 2015[1]	$5,936,098	3,739,028	$25,160,883	$25,557,215	$10,978	$20,459,861	$74,732	$80,938,795
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3[2]	(1,499,223)	—	(18,524,109)	(4,086,037)	—	—	—	(24,109,369)
Accrued discounts/premiums	7,751	—	10,100	127,451	—	—	—	145,302
Net realized gain (loss)	(6,362)	(1,991,848)	(25)	200,173	(400)	—	—	(1,798,462)
Net change in unrealized appreciation (depreciation)[3,4]	(58,342)	(978,494)	(154,520)	(432,155)	(10,565)	(3,847,083)	(56,807)	(5,537,966)
Purchases	2,843,410	187,463	146	347,486	—	—	—	3,378,505
Sales	(1,246,100)	—	(479,588)	(10,788,128)	—	—	—	(12,513,816)

Closing Balance, as of May 31, 2016	$5,977,232	$956,149	$6,012,887	$10,926,005	$13	$16,612,778	$17,925	$40,502,989

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[4]	$(22,883)	$(2,970,340)	$(154,520)	$(383,803)	$(10,925)	$(3,847,082)	$(56,807)	$(7,446,360)

[1]

The opening balance of preferred securities has been adjusted to exclude certain investments amounting to $555,106 that were valued using NAV per share as no quoted market value is available. The fair value of those investments have been excluded from the fair value hierarchy due to the adoption of the Accounting Standard Update related to Fair Value Measurement: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

[2]

As of May 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation (depreciation).

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

28	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $33,550,440. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average Input
Assets:
Common Stocks	$921,737	Market Comparables	2P (Proved and Probable) Reserves[1]	$0.066x – $0.794x	—
			2C (Contingent) Resources Multiple[1]		—
			PV-10 Multiple[1,2]	0.355x	—
Corporate Bonds[3]	6,012,887	Discounted Cash Flow	Internal Rate of Return[4]	10.00% – 11.00%	—
		Estimated Recovery Value	—	—	—
Warrants	17,925	Last Dealer Mark—Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[4]	90.0%	—
		Black-Scholes	Implied Volatility[4]	43.85%	—

Total	$6,952,549

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.
[3]

For the period ended May 31, 2016, the valuation technique for an investment classified as Corporate Bonds changed to an income approach. The investment was previously valued utilizing the Last Transaction Price. An income approach was considered to be a more relevant measure of fair value for this investment.

[4]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2016	29

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 22, 2016